Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies
16.	Commitments and Contingencies
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

  Lease Commitments: The vessel-owning subsidiaries of the Partnership have entered into time and bareboat charter agreements, which as of December 31, 2012 are summarized as follows:

Vessel Name	Time Charter (TC)/ Bare Boat Charter (BC) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/V Archimidis (4)	3 + 2 + 1 + 1 TC	11/2012	A.P. Moller-Maersk A.S.		$34.0
M/V Agamemnon (4)	3 + 2 + 1 + 1 TC	06/2012	A.P. Moller-Maersk A.S.		$34.0
M/T Amoureux	1+1+1 TC	10/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Aias	1+1+1 TC	11/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Atlantas (M/T British Ensign)	5+3 BC	04/2006	B.P. Shipping Ltd		$13.5 (3y)
M/T Aktoras (M/T British Envoy)	5+3 BC	07/2006	B.P. Shipping Ltd		$13.5 (3y)
M/V Cape Agamemnon	10 TC	07/2010	COSCO Group		$42.2
M/T Agisilaos	1 TC	09/2012	CMTC	50/50(3)	$13.5
M/T Arionas	1 TC	11/2012	CMTC	50/50(3)	$13.8
M/T Aiolos (M/T British Emissary)	5+3 BC	03/2007	B.P. Shipping Ltd		$15.2 (5y) $13.5 (3y)
M/T Avax	1 TC	05/2012	CMTC	50/50 (3)	$14.0
M/T Axios	1 TC	06/2012	CMTC	50/50 (3)	$14.0
M/T Alkiviadis	1 TC	07/2012	CMTC	50/50 (3)	$13.4
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Akeraios	1 TC	07/2012	CMTC	50/50(3)	$14.0
M/T Anemos I	3 TC	09/2010	Petrobras		$14.7
M/T Apostolos	1 TC	9/2012	CMTC	50/50(3)	$14.0
M/T Alexandros II (8) (M/T Overseas Serifos)	10 BC	01/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aristotelis II (8) (M/T Overseas Sifnos)	10 BC	06/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aris II (8) (M/T Overseas Kimolos)	10 BC	08/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Agamemnon II	1 TC	01/2012	B.P. Shipping Ltd	50/50(3)	$14.0
M/T Ayrton II	1+1 TC	04/2012	B.P. Shipping Ltd	50/50(3)	$14.0 (1y)+$15 (1y)
M/TAmore Mio II (6)	1 TC	03/2012	BP Shipping		$17.2
M/T Miltiadis M II	2 TC	09/2012	Subtec, S.A. de C.V.		$23.2

(1)	Profit sharing refers to an arrangement between vessel-owning companies and charterers to share a predetermined percentage voyage profit in excess of the basic rate.
(2)
OSG has an option to purchase each of the three STX vessels delivered or to be delivered in 2008 at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.

(3)	50/50 profit share for breaching IWL (Institute Warranty Limits - applies to voyages to certain ports at certain periods of the year).
(4)
M/V 'Archimidis' and the M/V 'Agamemnon' are employed on time charters with the industry leader Maersk at a gross day rate of US$34.0 per day with earliest redelivery in October 2015 and July 2015, respectively. Maersk has the option to extend the charter of both vessels for an additional four years at a gross day rate of US$31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V 'Agamemnon' and October 2019 for the M/V 'Archimidis.'

(5)	Arrendadora has since delivered these vessels to the state-owned Mexican petroleum company Petroleos Mexicanos.
(6) (7) (8)
For the period from March to December 2013 the rate for this charter will be $17.5. B.P. Shipping Ltd has the right to extend the charter for an additional 3-months option declarable by September 2013.
The M/T 'Aias' and 'Amoureux' will be earning for the first 12 months of their time charter with CMTC a gross daily charter rate of $20.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC will have the option to extend the time charter employment for a second year at $24.0 per day and for a third year at $28.0 per day with the same profit share arrangements.
On November 14, 2012, OSG made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware.  OSG has requested that the Partnership reduces the charter rates for their remaining terms to substantially lower rates. The Partnership is discussing this matter with OSG.  No assurance can be given that the Partnership will reach an agreement with OSG regarding the remaining duration and rate of the charters, and including other terms of the charter parties and the Partnership's rights to a claim, or, if such an agreement is reached, that it will be approved by bankruptcy court.

Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of December 31, 2012 were:

Year ended December 31,	Amount
2013	$95,362
2014	73,347
2015	47,031
2016	19,839
2017	15,403
Thereafter	38,445
Total	$289,427